Corporate information - Additional Information (Detail)	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2025 airline destination country aircraft flight
Parent company information [line items]
Number of daily scheduled flights | flight		436
Number of airline destinations | destination		84
Number of airline destination countries | country		32
Number of international airline destinations (more than) | destination		200
Commercial alliance renewed	five years
Number of operated aircrafts		125
Aircraft useful life		10 years 2 months 12 days
Boeing 737-MAX 9 aircraft
Parent company information [line items]
Number of operated aircrafts		32
Boeing 737 Max 8 Aircraft
Parent company information [line items]
Number of operated aircrafts		15
Boeing 737-800
Parent company information [line items]
Number of operated aircrafts		67
Boeing 737-700
Parent company information [line items]
Number of operated aircrafts		9
Boeing 737-800 BCF
Parent company information [line items]
Number of operated aircrafts		2
ConnectMiles | Star Alliance Airlines
Parent company information [line items]
Number of destinations | destination		1,150
ConnectMiles | Star Alliance Airlines | Bottom of range
Parent company information [line items]
Number of airlines | airline		25